LMCG GLOBAL MARKET NEUTRAL FUND (the “Fund”)

Supplement dated March 29, 2016 to the Prospectus dated August 1, 2015

Vikram Srimurthy is no longer a portfolio manager of the Fund.  Accordingly, all references in the prospectus to Mr. Srimurthy are hereby deleted.

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG GLOBAL MARKET NEUTRAL FUND (the “Fund”)

Supplement dated March 29, 2016 to the Statement of Additional Information (“SAI”) dated August 1, 2015

Vikram Srimurthy is no longer a portfolio manager of the Fund.  Accordingly, all references in the SAI to Mr. Srimurthy are hereby deleted.

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.